SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Condensed Balance Sheets

	As of December 31,
	2019	2020
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	1,003,567	128,005
Prepaid expenses and other current assets	52,454	30,596
Total current assets	1,056,021	158,601
Advances to subsidiaries and VIEs	38,589,545	1,568,094
TOTAL ASSETS	39,645,566	1,726,695
LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Deferred ADR reimbursement	136,129	136,129
Other current liabilities	5,511	140
Total current liabilities	141,640	136,269
Advances from subsidiaries and VIEs	—	14,909,907
Other non-current liabilities	595,563	483,074
TOTAL LIABILITIES	737,203	15,529,250
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	31,262	30,918
Treasury shares	(1,063,547)	(4,672,334)
Additional paid-in capital	194,971,827	193,918,852
Accumulated deficit	(153,598,346)	(200,965,075)
Accumulated other comprehensive loss	(1,432,833)	(2,114,916)
Total shareholders’ equity (deficit)	38,908,363	(13,802,555)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	39,645,566	1,726,695

Condensed Statement of operations

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Net revenues	146,090	51,152	—
Cost of revenue	(87,416)	(101,689)	(276,085)
Gross profit (loss)	58,674	(50,537)	(276,085)
Operating expenses:
General and administrative expenses	(450,005)	(558,078)	(2,607,390)
Research and development expenses	(1,788,724)	(2,806,588)	(3,034,240)
Sales and marketing expenses	(127,095)	(196,224)	(212,381)
Other operating income, net	9,374	119,146	112,478
Total operating expenses	(2,356,450)	(3,441,744)	(5,741,533)
Loss from operations	(2,297,776)	(3,492,281)	(6,017,618)
Interest expenses, net	—	(2,494)	—
Foreign exchange gains	9,604	—	3
Loss before income taxes and equity in earnings of subsidiaries	(2,288,172)	(3,494,775)	(6,017,615)
Net loss before equity in earnings of subsidiaries	(2,288,172)	(3,494,775)	(6,017,615)
Equity in income (loss) of subsidiaries, VIEs and VIEs' subsidiaries	12,435,637	(33,351,286)	(41,349,114)
Net income (loss) attributed to CooTek (Cayman) Inc.	10,147,465	(36,846,061)	(47,366,729)

Condensed Statement of Cash Flows

	For the years ended December 31,
	2018	2019	2020
	US$	US$	US$
Operating activities:
Net income (loss)	10,147,465	(36,846,061)	(47,366,729)
Equity in (income) loss of subsidiaries, VIEs and VIEs' subsidiaries	(12,435,637)	33,351,286	41,349,114
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	2,359,471	3,662,485	5,337,041
Changes in assets and liabilities:
Accounts receivable	(1,251)	7,222	—
Accrued expenses and other current liabilities	163,305	(21,670)	(5,371)
Other receivables, deposits and other assets	(3,432)	(18,427)	21,858
Other non-current liabilities	604,630	(9,066)	(112,489)
Net cash provided by (used in) operating activities	834,551	125,769	(776,576)
Investing activities:
Investment in subsidiaries	19,890,000	—	—
Advances to subsidiaries and VIEs	(54,418,121)	(5,400,000)	(16,000,000)
Repayment of advances to subsidiary	—	8,000,000	25,900,160
Net cash (used in) provided by investing activities	(34,528,121)	2,600,000	9,900,160
Financing activities:
Proceeds from IPO	48,546,000	—	—
Cash paid for deferred issuance costs	(2,615,726)	(809,952)	—
Cash paid to settle vested options and RSUs	—	—	(823,226)
Proceeds from issuance of ordinary shares upon exercise of options	—	326,503	304,259
Payment of share repurchase	(2,499,167)	(12,283,426)	(9,480,179)
Net cash provided by (used in) financing activities	43,431,107	(12,766,875)	(9,999,146)
Net increase (decrease) in cash, cash equivalents and restricted cash	9,737,537	(10,041,106)	(875,562)
Cash, cash equivalents and restricted cash at beginning of year	1,307,136	11,044,673	1,003,567
Cash, cash equivalents and restricted cash at end of year	11,044,673	1,003,567	128,005